MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 15:-	MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
In accordance with Statement of ASC 280 (Formerly "FAS. 131"), the Company is organized and operates as one business segment, which develops, manufactures and sells ATE products, avionics equipment and aviation data acquisition and debriefing systems (see also Note 1a).

b.	Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2011	2010	2009

Israel	$7,009	$9,187	$6,461
Asia	3,110	3,920	4,435
North America	1,876	3,532	3,756
South & Latin America	7,289	10,678	3,208
Europe	121	206	582

Total	$19,405	$27,523	$18,442

c.	Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2011		2010		2009
	%

Customer A	13		17		*	)
Customer B	17		10		12
Customer C	*	)	*	)	12
Customer D	*	)	36		*	)
Customer E	*	)	*	)	15
Customer F	23		*	)	11

*)	Less than 10%

d.	Long-lived assets by geographic areas:

	December 31,
	2011	2010

Israel	$3,277	$3,269
China	742	800

	$4,019	$4,069